UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2004

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
October 18, 2004

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  215
Form Information Table Value Total: $1,212,214,729



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
1625298
46900
sole
ADELPHIA COMMUNICATION CORP SUB NTS CONV-
convertible bonds-
006848BG9
54000
200000
sole
ADELPHIA COMMUNICATIONS CORP PFD CONV 7.50% SER E-
convertible preferred-
006848501
237500
190000
sole
ALEXANDER'S INC-
common-
014752109
378965
1900
sole
ALLEGHANY CORP-
common-
017175100
1097999
4028
sole
ALLEGHENY ENERGY INC-
common-
017361106
34372031
2155621
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
617148
9300
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
1987530
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
4205426
198739
sole
ANGLO AMERICAN PLC-
common-
03485P102
4070561
168100
sole
ANHUI EXPRESSWAY-
common-
6045180
344000
800000
sole
ANTEON INTL CORP-
common-
03674E108
1326065
36100
sole
APOLLO GROUP INC-
common-
037604204
2291125
31227
sole
APPLIED MATERIALS PUT @$30 01/21/2006-
option-
0382226MF
216800
16000
sole
AQUILA INC-
common-
03840P102
20695107
6622725
sole
BEAR STEARNS COMPANIES INC-
common-
073902108
2005145
20850
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
29108379
10149
sole
BRILLIANCE CHINA ADR-
common-
10949Q105
1083210
53200
sole
CACI INTL INC-
common-
127190304
31567951
597240
sole
CALPINE CORP-
common-
131347106
13284422
4573451
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
19993847
456385
sole
CATHAY GENERAL BANCORP-
149150104
4568408
122800
sole
CENTER FINANCIAL CORP-
common-
15146E102
4121637
216650
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
39804580
3830978
sole
CERTEGY INC COM-
common-
156880106
624058
16750
sole
CHECKFREE CORP-
common-
162813109
11344700
410000
sole
CHICAGO MERCANTILE HOLDINGS INC-
common-
167760107
15762086
97600
sole
CMS ENERGY CORP-
common-
125896100
14157108
1487900
sole
CHINA EASTERN AIRLINES CORPORATION LIMITED-
common-
16937R104
8652478
419900
sole
CHINA LIFE INS CO LTD-
common-
16939P106
204810
8000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
919356
60102
sole
CHINA PHARMACEUTICAL-
common-
6191997
571500
2286000
sole
CHINA RES PWR HLDG-
common-
6711566
41318
72000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
7731521
420000
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
2163200
128000
sole
CNOOC LIMITED ADR-
common-
126132109
2538668
48400
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
4206196
220016
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
8762550
24006986
sole
COMPUCOM SYSTEMS INC-
common-
204780100
55876
12200
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
2083100
225200
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
132750
150000
sole
COURIER CORP-
common-
222660102
415678
9900
sole
DATANG INTL POWER-
common-
6080716
58630
72000
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
1241600
128000
sole
DELUXE CORP-
common-
248019101
12392218
301900
sole
DILLARDS INC-
common-
254067101
394800
20000
sole
DISNEY WALT CO-
common-
254687106
550525
176800
sole
DUN AND BRADSTREET CORP-
common-
26483E100
199580
3400
sole
DYNEGY INC-
common-
26816Q101
136333
26370
sole
EAST WEST BANCORP INC-
common-
27579R104
3930352
117000
sole
EBAY INC -
common-
278642103
3309840
36000
sole
E SPEED  INC CL A-
common-
296643109
1317220
134000
sole
EDISON INTERNATIONAL-
common-
281020107
11257425
424613
sole
EL PASO CORPORATION-
common-
28336L109
31196777
3394644
sole
ENCANA CORP-
common-
292505104
7510924
162200
sole
EQUIFAX INC-
common-
294429105
515520
19500
sole
ERTS PUT 1/22/05 @$25
option-
2859129MEB
500
10000
sole
EURONEXT-
common-
7153758
1039034
37000
sole
EXPEDITORS INTL WASH INC-
common-
302130109
10702165
206650
FAIRFAX FINANCIAL SENIOR DEBENTURES CONVERTIBLE 5% 07/15/2023-
convertible bond-
303901AL6
490625
500000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
5919996
155425
sole
FINOVA GROUP INC-
common-
317928109
96039
800300
sole
FIRST DATA CORP-
common-
319963104
3870338
88725
sole
FTI CONSULTING-
common-
302941109
6177096
326800
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
1603025
29125
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
7149185
1265300
sole
GETTY IMAGES INC-
common-
374276103
1824900
33000
sole
GOLDCORP INC-
common-
380956409
372141
26850
sole
GREAT WALL AUTOMOBILE-
common-
6718255
29140
62000
sole
GREG MANNING AUCTIONS INC-
common-
563823103
1627026
145400
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
12994299
185850
sole
HANMI FINANCIAL CORP-
common-
410495105
3968256
131381
sole
HARRIS INTERACTIVE INC-
common-
414549105
7126433
1081401
sole
HONG KONG EXCHANGE-
common-
6267359
102600
45000
sole
HUADIAN POWER INTL-
common-
6142780
47089
144000
sole
HUANENG PWR INTL INC-
common-
443304100
5141818
158950
sole
IAC INTERACTIVE CO-
convertible preferred-
44919P201
4810628
108104
sole
ISHARES GOLDMAN SACHS NETWORKING FUND-
mutual fund-
464287531
267415
10000
sole
IGN PUT SEPT 2OO4 AT $45-
option-
4N699W9U1B
174063
10000
sole
IMPERIAL OIL LTD-
common-
453038408
4984844
96400
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
244660
13000
sole
INTERNATIONAL FLAVORS & FRAGRANCES-
common-
459506101
267400
7000
sole
INTERNET HOLDRS TRUST JANUARY 2006 PUT AT $60.00-
option-
46059W6ML
267678
31300
sole
IRON MOUNTAIN INCORPORATED-
common-
462846106
1280998
37850
sole
JEFFERIES GROUP INC-
common-
472319102
251720
7200
sole
JIANGSU EXPRESSWAY-
common-
6005504
441180
1026000
sole
K-MART HOLDING CORPORATION-
common-
498780105
30383889
347100
sole
KNOGHT TRADING GROUP INC-
common-
499063105
1660677
179900
sole
KOREA ELECTRIC POWER-
common-
500631106
19285516
1828011
sole
THE KROGER CO JANUARY 2005 PUT AT $10.00-
option-
501044MB
8450
109000
sole
LABRANCHE & CO INC-
common-
505447102
6432790
761200
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
1827200
111000
sole
LEGG MASON INC-
common-
524901105
6331606
118500
sole
LEUCADIA NATIONAL CORP-
common-
527288104
59119995
1043601
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
2323000
4600000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
176120
68000
sole
LOEWS CORP-
common-
540424108
1136370
19400
sole
LOWES CO PUT AT $75 EXP 01/21/2006
option-
5486616MO
2001600
96000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
7218725
209000
sole
M & T BANK CORPORATION-
common-
55261F104
15695641
163280
sole
MANTECH INTL CORP-
common-
564563104
6335784
338450
sole
MARKEL HOLDINGS-
common-
570535104
3428895
11100
sole
MARKETWATCH.COM INC-
Common-
570619106
3047560
244000
sole
MCCORMICK & CO INC-
common-
579780206
281849
8200
sole
MCI INC-
common-
552691107
673350
40200
sole
MERCURY GENERAL CORP-
common-
589400100
1762238
33300
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
961160
26500
sole
MOODYS CORPORATION-
common-
615369105
11810378
160950
sole
NARA BANCORP INC-
common-
63080P105
4007667
198900
sole
NASPERS LTD-
common-
631512100
122383
1547
sole
NETEASE.COM INC ADR-
common-
64110W102
9106
240
sole
NET RATINGS INC-
common-
64116M108
2259061
126700
sole
NEXEN INC-
common-
65334H102
388026
9000
sole
JOHN NUVEEN CO-CL A-
common-
67090F106
4351200
147000
sole
PARGESA HOLDING SA-
common-
4671026
450388
148
sole
 P G & E CORP-
common-
69331C108
1547800
50875
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
602112
11200
sole
PICC PROPERTY & CASUALTY-
common-
6706250
94977
270000
sole
PRIMACOM AG
common-
74154N108
607856
726000
sole
PROGRESSIVE CORP-
common-
743315103
14676159
173300
sole
PROQUEST COMPANY-
common-
74346P102
77100
3000
sole
QUALLCOMM INC-
common-
747525103
624640
16000
sole
QUANTA SERVICES INC-
common-
74762E102
17364087
2870345
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
2189312
44300
sole
RELIANT ENERGY INC-
common-
75952B105
54633843
5830324
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
4407169
85450
sole
RESEARCH IN MOTION LTD-
common-
760975102
1832160
24000
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2206920
72000
sole
RLI CORP-
common-
749607107
1695687
45150
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
4011250
4000000
sole
SAFETY 1ST INC-
common-
78648T100
652518
29350
sole
SAFEWAY PUT 1/21/06 @ $30-
option-
7865146MF
1032000
96000
sole
SAPIENT CORP-
common-
803062108
156200
20000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
367810
72500
sole
SHELL CANADA LTD-
common-
822567103
5101677
93300
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
374000
1100000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
444600
3420000
sole
SIERRA PACIFIC RESOURCES-
common-
826428104
14205458
1587202
sole
SMUCKER J M COMPANY-
common-
832696405
682748
15367
sole
STILLWATER MINING COMPANY-
common-
86074Q102
5982830
385989
sole
STRYKER CORP-
common-
863667101
675524
14000
sole
STUDENT LOAN CORP-
common-
863902102
5377462
37925
sole
SUEZ PLC ADR-
common-
864686100
478962
22000
sole
SUNCOR ENERGY INC-
common-
867229106
41985482
1311636
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
237700
10000
sole
SUNSHINE PCS CORP-
common-
86783P106
15874
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
134672
1600
sole
TELEWEST GLOBAL INC-
common-
87956T107
7272447
625856
sole
TELIASONERA AB ADR-
common-
87960M106
330455
67000
sole
TEXAS GENCO HLDGS INC-
common-
882443104
167940
3600
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
3524630
35443
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
9280000
12800000
sole
TURKCELL ILETISIM HIZMETLERI ADR-
common-
900111204
2777121
247736
sole
TXU CORP-
common-
873168108
988163
20426
sole
UCBH HOLDINGS INC-
common-
90262T308
4139387
105950
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
14666254
1963354
sole
VALUE LINE INC-
common-
920437100
518216
14000
sole
VAN DER MOOLEN HOLDING NV ADR-
common-
921020103
125450
19000
sole
VORNADO REALTY TRUST-
common-
929042109
590702
9400
sole
WASHINGTON POST COMPANY-
common-
939640108
69796877
75866
sole
WEBSENSE INC-
common-
947684106
291690
7000
sole
WEB MD CORPORATION-
common-
94769M105
758640
109000
sole
WELLS FARGO & CO-
common-
949746101
3432932
57400
sole
WESCO FINL CORP-
common-
950817106
2469991
7027
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
44865315
85295
sole
WILEY JOHN & SONS INC CL A-
common-
968223206
1821150
57000
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
64200
2000
sole
WILLIAMS COMPANIES INC-
common-
969457100
50015222
4133489
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
202500
15000
sole
WILSHIRE STATE BAK CALIF-
common-
97200A101
3758909
124525
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
520000
800000
sole
ZIMMER HOLDINGS INC-
common-
98956P102
553280
7000
sole
ABBOTT LABORATORIES
Common-
002824100
720120
17000
sole
AKZO NOBEL NV-
common-
010199305
362096
10200
sole
AMGEN INC-
Common-
031162100
555464
9800
sole
ALTANA AG ADR-
common-
02143N103
839802
14150
sole
ARENA PHARMACEUTICALS INC-
common-
040047102
61633
14300
sole
AVAX TECHNOLOGIES INC-
common-
6000
50000
sole
AVIGEN INC-
common-
053690103
69372
18600
sole
BIOGEN IDEC INC-
Common-
09062X103
1666883
27250
sole
BIOMIRA INC-
Common-
0961R106
54370
37500
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
362743
15325
sole
CAMBRIDGE ANTIBODY TECH GROUP-
common-
132148107
165676
15200
sole
CELL GENESYS INC-
common-
150921104
105173
11725
sole
CHIRON CORPORATION-
Common-
170040109
1461020
33100
sole
CHIRON CORPORATION JANUARY 2005 PUT AT $40.00-
option-
170040MHP
11500
10000
sole
DECODE GENETICS INC-
common-
243586104
62123
8250
sole
ENTREMED INC-
common-
29382F103
19030
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
325013
20250
sole
GENZYME CORP-
common-
372917104
460363
8461
sole
GLAXO SMITHKLINE-
Common-
37733W105
1000236
22873
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
187652
17200
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
148875
150000
sole
ILEX ONCOLOGY INC-
Common-
451923106
729930
29000
sole
IMPATH INC-
Common-
45255G101
128700
26000
sole
ISOTECHNIKA INC-
common-
2535726
20623
15000
sole
JOHNSON & JOHNSON
Common-
478160104
563300
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
66055
1010
sole
LONZA GORUP AG-
common-
7333378
497277
11000
sole
MGI PHARMA INC-
Common-
552880106
533800
20000
sole
MGI 1/05 PUT @$27.5-
option-
552880MYP
62000
20000
sole
MEDAREX INC-
common-
583916101
150552
20400
sole
MEDIMMUNE INC-
Common-
584699102
728415
17350
sole
MERCK & CO INC-
common-
589331107
330000
10000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
281676
20546
sole
NEORX CORPORATION-
common-
640520300
46170
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2298498
49250
sole
OSI PHARMACUETICALS INC CONTINGENT VALUE RIGHTS 6/12/2008-
rights-
671040111
1170
13000
sole
PFIZER INC-
common-
717081103
659552
21554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
234960
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
413230
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
80500
35000
sole
SCHERING AG-
common-
806585204
1198525
19100
sole
SERONO SA-
common-
81752M101
185493
12100
sole
SUPERGEN INC-
common-
868059106
86520
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
13700
10000
sole
VICAL INC-
common-
925602104
67214
14000
sole
WYETH-
common-
983024100
1045330
27950
sole
1212214729

/DOCUMENT
/SUBMISSION